(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2002

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(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past one year, five year and life of fund total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Emerging Markets Income - CL A	1.60%	1.07%	34.86%	134.67%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	-3.23%	-3.73%	28.45%	123.53%
JP EMBI Global	0.91%	-3.34%	30.70%	122.10%
Emerging Markets Debt Funds Average	0.44%	5.21%	15.56%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	1.07%	6.16%	10.81%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	-3.73%	5.14%	10.16%
JP EMBI Global	-3.34%	5.50%	10.08%
Emerging Markets Debt Funds Average	5.21%	2.73%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by June 30, 2002, the value of the investment would have grown to $22,353 - a 123.53% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,210 - a 122.10% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	3.20%	10.84%	12.35%	11.93%	8.10%	8.37%
Capital returns	-1.60%	-4.49%	1.34%	24.42%	-30.04%	8.15%
Total returns	1.60%	6.35%	13.69%	36.35%	-21.94%	16.52%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.84¢	31.11¢	89.59¢
Annualized dividend rate	6.27%	6.45%	9.35%
30-day annualized yield	6.84%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.73 over the past six months, and $9.58 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.75% sales charge.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past one year, five year and life of fund total returns and dividends would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	1.55%	0.98%	34.22%	133.60%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	-2.00%	-2.56%	29.52%	125.43%
JP EMBI Global	0.91%	-3.34%	30.70%	122.10%
Emerging Markets Debt Funds Average	0.44%	5.21%	15.56%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	0.98%	6.06%	10.75%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	-2.56%	5.31%	10.27%
JP EMBI Global	-3.34%	5.50%	10.08%
Emerging Markets Debt Funds Average	5.21%	2.73%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by June 30, 2002, the value of your investment would have grown to $22,543 - a 125.43% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,210 - a 122.10% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	3.15%	10.74%	12.30%	11.88%	7.99%	8.32%
Capital returns	-1.60%	-4.49%	1.34%	24.46%	-30.06%	8.15%
Total returns	1.55%	6.25%	13.64%	36.34%	-22.07%	16.47%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.73¢	30.65¢	88.65¢
Annualized dividend rate	6.13%	6.36%	9.26%
30-day annualized yield	6.80%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.38 over the past one month, $9.71 over the past six months and $9.57 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six month, one year, past five year and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	1.20%	0.30%	29.92%	121.60%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	-3.72%	-4.31%	28.46%	121.60%
JP EMBI Global	0.91%	-3.34%	30.70%	122.10%
Emerging Markets Debt Funds Average	0.44%	5.21%	15.56%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past six month average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	0.30%	5.38%	10.05%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	-4.31%	5.14%	10.05%
JP EMBI Global	-3.34%	5.50%	10.08%
Emerging Markets Debt Funds Average	5.21%	2.73%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $22,160 - a 121.60% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,210 - a 122.10% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.79%	9.99%	11.49%	10.97%	7.45%	7.57%
Capital returns	-1.59%	-4.37%	1.34%	24.61%	-30.11%	8.13%
Total returns	1.20%	5.62%	12.83%	35.58%	-22.66%	15.70%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.21¢	27.38¢	82.19¢
Annualized dividend rate	5.42%	5.65%	8.53%
30-day annualized yield	6.37%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.45 over the past one month, $9.78 over the past six months, and $9.64 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.36%.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six month, past one year, past five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	1.15%	0.20%	29.59%	121.02%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	0.17%	-0.72%	29.59%	121.02%
JP EMBI Global	0.91%	-3.34%	30.70%	122.10%
Emerging Markets Debt Funds Average	0.44%	5.21%	15.56%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past six month average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	0.20%	5.32%	10.01%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	-0.72%	5.32%	10.01%
JP EMBI Global	-3.34%	5.50%	10.08%
Emerging Markets Debt Funds Average	5.21%	2.73%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $22,102 - a 121.02% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,210 - a 122.10% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Total Return Components

	Six months ended June 30,	Years ended December 31,				November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.75%	9.90%	11.39%	10.79%	7.41%	2.48%
Capital returns	-1.60%	-4.47%	1.45%	24.52%	-29.88%	1.68%
Total returns	1.15%	5.43%	12.84%	35.31%	-22.47%	4.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.14¢	26.86¢	81.27¢
Annualized dividend rate	5.34%	5.55%	8.45%
30-day annualized yield	6.27%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.43 over the past one month, $9.76 over the past six months, and $9.62 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.26%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For most of the six-month period ending June 30, 2002, emerging markets offered solid absolute and relative performance, as signs of a global economic recovery and low interest rates in developed countries drove investors to seek higher yields in emerging-markets debt. To illustrate, through the first five months of the six-month period, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - which measures the performance of more than 30 emerging-markets countries, was up 6.27%. Unfortunately, nearly all of that gain was wiped out in June, when the index plunged 5.04%, leaving the EMBI Global with a return of 0.91% for the overall six-month period. June's downfall was primarily due to the erosion in investor sentiment toward higher-risk assets, largely a result of the corporate governance scandals in the U.S. Russia continued to be one of the best emerging-markets performers. The country's recent political and economic reforms progressed well, and its oil exports helped boost the nation's financial reserves. Venezuela, another significant oil exporter, also benefited from the rising prices of the commodity. Two other Latin American nations didn't fare as well. Argentina continued to be plagued by financial and political instability, while Brazil was hampered by the potential for a spread of Argentina's contagion and by uncertainty surrounding Brazil's upcoming presidential election.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the six months that ended June 30, 2002, the fund's Class A, Class T, Class B and Class C shares posted gains of 1.60%, 1.55%, 1.20% and 1.15%, respectively. The J.P. Morgan Emerging Markets Bond Index Global returned 0.91%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 0.44% for the same time period. For the 12-month period that ended June 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 1.07%, 0.98%, 0.30% and 0.20%, respectively. Meanwhile, the J.P. Morgan index declined 3.34% and the Lipper average returned 5.21%.

Q. What helped the fund outperform its benchmarks during the past six months?

A. The fund benefited from its overweighted position in Russia relative to its J.P. Morgan benchmark. Security selection in Russian corporate bonds was also favorable. Positive dynamics within the country included President Putin's economic and government reforms being on track, higher oil prices and a current account surplus driven by rising petroleum exports. In addition, we saw the country re-engaging with the West by joining post-September 11 anti-terrorism efforts and getting debt relief from Germany. Lastly, the weaker ruble helped to revitalize Russian industry, making exports cheaper and imports more expensive.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other investments or positioning helped the fund outperform?

A. The fund's overweighted position in investment-grade-rated South Africa also helped performance. The overweighting stemmed from my perception that South Africa's securities became undervalued after its currency suffered an almost 70% drop in value. A small position in securities denominated in South African currency - the rand - also contributed to performance. The fund's underweighted exposure to Turkey was another positive factor. The country's political instability, large funding needs and potential for default contributed to the underweighting. Opportunistic positioning in Venezuelan securities helped performance as well. Venezuelan securities seesawed between optimism about high oil prices for its exports in the first part of the period and pessimism about its growing political instability in the latter portion. The fund's overweighted position in Ivory Coast securities rose in value on optimism regarding possible completion of the country's debt restructuring.

Q. What detracted from fund performance?

A. Brazil was the largest detractor from relative performance. Investors became concerned that the October presidential election might result in the election of a leftist candidate, which bred uncertainty about the future direction of Brazil's economic policy. An underweighting in Mexico also hurt. The portfolio was underweighted on the expectation that close ties to the U.S. economy might strain Mexican asset prices. However, as investors repositioned amid negative market sentiment into what they perceived to be less volatile countries, Mexico outperformed the rest of the market.

Q. Were there any significant shifts in the fund's positioning?

A. The most noteworthy change in the period was the fund's position in Brazil going from overweighted to underweighted. As a reference, the fund ended the period with approximately 12% in Brazil, versus more than 16% for the benchmark. I also sold the entire Turkey position from a market weight level, while making South Africa an overweighted position in the fund after not being in the portfolio at the beginning of the period.

Q. John, what's your outlook?

A. Emerging markets in general are facing adverse global financial conditions, manifested by the low interest rate global environment we are facing. Low interest rates are a sign of economic problems, not a signal for everyone to borrow more. As a result, we have seen a flight to quality. In the emerging markets, this has meant investors have turned to investment-grade credits, primarily in Asia. Going forward, the markets will be challenged by political uncertainty in several countries. We will need to get through the presidential election cycle in key countries such as Brazil and Ecuador, and possibly a new government in Turkey. The focus for emerging-markets countries will be on fiscal policy. Many countries, particularly in Latin America, have been unable to slow their rising debt burdens. Without the flexibility to ease fiscal policy, countries will find it increasingly difficult to stimulate their economies in a manner sufficient to service their debt.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of June 30, 2002, more than $96 million

Manager: John Carlson, since 1995; joined Fidelity in 1995

3

John Carlson on winners and losers:

"I have referred in the past to winners and losers in emerging markets. The benefits to winners are large and include flexibility in fiscal and monetary policy, stable foreign direct investment flows, the ability to issue debt at relatively low spreads and the achievement of ever-higher levels of per capita income. Conversely, countries falling into the losers' category will face rising borrowing costs, a dearth of foreign investment and a lack of flexibility in the policy arena.

"The current environment facing emerging-markets debtors provides ample opportunity for countries to place themselves firmly into one of these camps. In the winner's camp are countries such as South Korea, which has undertaken corporate reforms and made significant progress in cleansing its banking sector of bad debts since the Asian crisis of 1997. This enabled its government to use fiscal and monetary policy to stimulate the domestic economy even as world economic growth slowed in 2000 and 2001.

"Other countries are at a critical juncture. Some have failed to capitalize on their commodity wealth, and some have failed to adopt market-oriented policies. Still others lack political stability. The results are a lack of investors' willingness to lend, subpar growth and outsized susceptibility to external market forces."

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	19.6	18.0
Mexico	16.7	18.2
Brazil	11.3	19.4
Philippines	4.9	4.7
Malaysia	4.4	0.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	17.2	17.0
United Mexican States	12.3	12.3
Brazilian Federative Republic	8.3	12.8
Philippine Republic	4.3	4.4
South African Republic	3.1	0.0
	45.2
Asset Allocation (% of fund's net assets)
As of June 30, 2002	As of December 31, 2001
Corporate Bonds 13.9%	Corporate Bonds 12.4%
Government Obligations 70.4%	Government Obligations 70.1%
Stocks 5.3%	Stocks 6.1%
Other Investments 0.8%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 10.2%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.9%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 2.0%
Korea (South) - 0.9%
Korea Deposit Insurance Corp. 2.5% 12/11/05 (g)	A3		$ 800,000	$ 840,000
Russia - 1.1%
Lukinter Finance BV 1% 11/3/03 (g)	B+		750,000	1,057,500
TOTAL CONVERTIBLE BONDS				1,897,500
Nonconvertible Bonds - 11.9%
Argentina - 0.6%
Mastellone Hermanos SA yankee 11.75% 4/1/08 (d)	Ca		240,000	48,000
Perez Companc SA:
8.125% 7/15/07 (Reg. S)	Ca		500,000	250,000
9% 1/30/04 (Reg. S)	Ca		25,000	14,500
YPF Sociedad Anonima 7.75% 8/27/07	B1		370,000	227,550
TOTAL ARGENTINA				540,050
Bermuda - 0.7%
APP China Group Ltd.:
14% 3/15/10 (d)(g)	Ca		1,125,000	247,500
14% 3/15/10 (Reg. S) (d)	Ca		2,040,000	448,800
TOTAL BERMUDA				696,300
Canada - 0.8%
Hurricane Hydrocarbons 12% 8/4/06	B1		740,000	736,300
Indonesia - 0.2%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(g)	Ca		1,235,000	120,413
0% 7/5/03 (Reg. S) (d)	Ca		445,000	43,388
TOTAL INDONESIA				163,801
Korea (South) - 0.7%
Kia Motors Corp. 9.375% 7/11/06 (g)	Ba3		195,000	218,426
Korea Development Bank 5.25% 11/16/06	A3		500,000	505,625
TOTAL KOREA (SOUTH)				724,051
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Luxembourg - 0.4%
Millicom International Cellular SA 13.5% 6/1/06	Caa1		$ 300,000	$ 105,000
PTC International Finance II SA euro 11.25% 12/1/09	B2	EUR	260,000	252,532
TOTAL LUXEMBOURG				357,532
Malaysia - 2.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)	Baa1		250,000	240,781
7.75% 8/15/15 (Reg. S)	Baa1		650,000	690,219
Petronas Capital Ltd. 6.375% 5/22/09 (g)	Baa1	EUR	1,660,000	1,649,339
TOTAL MALAYSIA				2,580,339
Mauritius - 0.2%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		705,000	176,250
Mexico - 3.4%
Alestra SA de RL de CV:
12.625% 5/15/09	Caa1		280,000	78,400
yankee 12.125% 5/15/06	Caa1		210,000	58,800
Innova S. de R.L. yankee 12.875% 4/1/07	B3		120,000	94,800
Pemex Project Funding Master Trust 8.5% 2/15/08	Baa1		430,000	446,125
Petroleos Mexicanos 9.25% 3/30/18	Baa1		1,650,000	1,687,125
TFM SA de CV 11.75% 6/15/09	B1		335,000	315,738
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		255,000	246,075
yankee 10.5% 2/15/07	B1		5,000	4,825
Vicap SA de CV yankee 11.375% 5/15/07	B1		445,000	388,263
TOTAL MEXICO				3,320,151
Netherlands - 1.2%
Cellco Finance NV yankee 12.75% 8/1/05	Caa1		520,000	439,400
J.P. Morgan AG loan participation note 10.45% 4/26/05 (g)	B3		740,000	695,600
TOTAL NETHERLANDS				1,135,000
Philippines - 0.4%
Salomon Smith Barney Holdings, Inc. Philippines Currency Indexed Credit-Linked Note 0% 5/17/04 (g)	-		422,000	349,922
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Russia - 0.1%
OAO Gazprom 9.125% 4/25/07	B+		$ 150,000	$ 145,875
Tunisia - 0.4%
Banque Centrale de Tunisie 7.375% 4/25/12	Baa3		440,000	427,900
United States of America - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26	B3		150,000	144,375
TOTAL NONCONVERTIBLE BONDS				11,497,846
TOTAL CORPORATE BONDS (Cost $14,712,060)				13,395,346
Government Obligations - 70.4%

Argentina - 2.0%
Argentinian Republic:
BOCON 0% 4/1/07 (d)(h)	Ca		436,116	24,800
Brady:
floating rate bond 3.25% 3/31/05 (d)(h)	Ca		1,582,000	284,760
par L-GP 6% 3/31/23 (d)	Ca		1,675,000	720,250
7% 12/19/08 (d)(f)	Ca		3,305,000	611,425
9.75% 9/19/27 (d)	Ca		1,370,000	219,200
11.375% 1/30/17 (d)	Ca		150,000	27,000
11.75% 4/7/09 (d)	Ca		145,000	26,100
TOTAL ARGENTINA				1,913,535
Brazil - 8.3%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		3,374,064	2,138,313
debt conversion bond 3.125% 4/15/12 (h)	B1		3,695,000	1,967,588
8.875% 4/15/24	B1		7,370,000	3,629,725
11% 8/17/40	B1		365,000	208,050
TOTAL BRAZIL				7,943,676
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Bulgaria - 1.4%
Bulgarian Republic:
Brady discount A 2.8125% 7/28/24 (h)	B1		$ 915,000	$ 818,925
8.25% 1/15/15 (g)	B1		515,000	511,138
TOTAL BULGARIA				1,330,063
Chile - 1.1%
Chilean Republic:
5.625% 7/23/07	Baa1		515,000	507,275
7.125% 1/11/12	Baa1		560,000	565,600
TOTAL CHILE				1,072,875
Colombia - 3.0%
Colombian Republic:
9.75% 4/9/11	Baa1		496,725	509,143
10% 1/23/12	Ba2		980,000	926,100
11.75% 2/25/20	Ba2		1,464,000	1,434,720
TOTAL COLOMBIA				2,869,963
Dominican Republic - 0.5%
Dominican Republic 9.5% 9/27/06 (Reg. S)	Ba2		470,000	495,850
Ecuador - 3.0%
Ecuador Republic:
5% 8/15/30 (f)(g)	Caa2		1,206,000	621,090
5% 8/15/30 (Reg. S) (f)	Caa2		1,275,000	656,625
12% 11/15/12 (g)	Caa2		764,000	545,305
12% 11/15/12 (Reg. S)	Caa2		1,525,000	1,088,469
TOTAL ECUADOR				2,911,489
Egypt - 0.7%
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		720,000	694,800
Guatemala - 0.3%
Guatemalan Republic 10.25% 11/8/11 (g)	Ba2		225,000	255,938
Ivory Coast - 1.2%
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(f)	-	FRF	4,230,000	121,433
past due interest 2% 3/29/18 (Reg. S) (d)(h)	-		2,261,000	508,725
FLIRB 2% 3/30/18 (Reg. S) (d)(h)	-		2,475,000	476,438
TOTAL IVORY COAST				1,106,596
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Jamaica - 0.5%
Jamaican Government:
11.75% 5/15/11 (g)	Ba3		$ 405,000	$ 477,900
11.75% 5/15/11 (Reg. S)	Ba3		20,000	23,600
TOTAL JAMAICA				501,500
Korea (South) - 1.7%
Korean Republic 8.875% 4/15/08	A3		1,345,000	1,587,941
Malaysia - 1.7%
Malaysian Government:
0% 7/3/07 (g)(h)	Baa2		655,000	654,345
7.5% 7/15/11	Baa2		950,000	1,009,375
TOTAL MALAYSIA				1,663,720
Mexico - 12.3%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa2		410,000	388,475
par B 6.25% 12/31/19	Baa2		2,060,000	1,951,850
value recovery:
rights 6/30/04 (i)	-		2,470,000	5,928
rights 6/30/05 (i)	-		2,470,000	25
rights 6/30/06 (i)	-		2,470,000	25
7.5% 1/14/12	Baa2		1,745,000	1,725,369
8.3% 8/15/31	Baa2		1,290,000	1,256,138
9.875% 2/1/10	Baa2		920,000	1,034,080
10.375% 2/17/09	Baa2		915,000	1,047,675
11.375% 9/15/16	Baa2		2,619,000	3,247,560
11.5% 5/15/26	Baa2		900,000	1,141,875
TOTAL MEXICO				11,799,000
Nigeria - 1.9%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,250,000	826,563
promissory note 5.092% 1/5/10	-		1,355,960	1,011,227
warrants 11/15/20 (a)(i)	-		1,250	0
TOTAL NIGERIA				1,837,790
Pakistan - 0.4%
Pakistani Republic 10% 12/13/05 (Reg. S)	B3		345,000	343,275
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Panama - 1.7%
Panamanian Republic:
8.25% 4/22/08	Ba1		$ 710,000	$ 681,600
9.625% 2/8/11	Ba1		1,010,000	979,700
TOTAL PANAMA				1,661,300
Philippines - 4.5%
Bangko Sentral Pilipinas:
8.6% 6/15/27	Ba1		70,000	58,100
yankee 8.6% 6/15/27	Ba1		120,000	99,600
Philippine Republic:
8.375% 3/12/09	Ba1		470,000	468,825
8.875% 4/15/08	Ba1		485,000	506,825
9.875% 1/15/19	Ba1		1,365,000	1,351,350
10.625% 3/16/25	Ba1		1,820,000	1,879,150
TOTAL PHILIPPINES				4,363,850
Poland - 0.3%
Polish Government 0% 4/21/03	A2	PLN	1,150,000	265,129
Russia - 18.4%
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Caa3		198,589	180,716
Russian Federation:
5% 3/31/30 (f)(g)	Ba3		6,335,000	4,410,738
5% 3/31/30 (Reg. S) (f)	Ba3		4,340,000	3,021,725
8.25% 3/31/10 (g)	Ba3		920,557	913,653
8.25% 3/31/10 (Reg. S)	Ba3		2,190,000	2,173,575
11% 7/24/18 (Reg. S)	Ba3		1,942,000	2,092,505
12.75% 6/24/28 (Reg. S)	Ba3		2,144,000	2,583,520
euro 10% 6/26/07	Ba3		1,284,000	1,367,460
Russian Federation Ministry of Finance Series V, 3% 5/14/08	Ba3		1,415,000	958,663
TOTAL RUSSIA				17,702,555
South Africa - 3.1%
South African Republic:
7.375% 4/25/12	Baa2		515,000	509,206
9.125% 5/19/09	Baa2		1,085,000	1,217,913
yankee 8.5% 6/23/17	Baa2		1,180,000	1,239,000
TOTAL SOUTH AFRICA				2,966,119
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Uruguay - 0.3%
Uruguay Republic:
7.875% 3/25/09	Ba2		$ 300,000	$ 174,000
7.875% 7/15/27	Ba2		140,000	77,000
TOTAL URUGUAY				251,000
Venezuela - 2.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)	-		4,005	0
euro Brady:
debt conversion bond 2.875% 12/18/07 (h)	B2		785,700	587,311
par W-A 6.75% 3/31/20	B2		1,585,000	1,192,713
par W-B 6.75% 3/31/20	B2		360,000	270,900
TOTAL VENEZUELA				2,050,924
TOTAL GOVERNMENT OBLIGATIONS (Cost $66,864,296)				67,588,888
Common Stocks - 5.3%
	Shares
Brazil - 3.0%
Telebras sponsored ADR (pfd holder)	127,500	2,891,700
Hong Kong - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	15,200	222,224
Korea (South) - 1.1%
KT Corp. sponsored ADR	46,600	1,008,890
Mexico - 1.0%
Cemex SA de CV ADR (a)	1,368	3,557
Telefonos de Mexico SA de CV sponsored ADR	29,200	936,736
TOTAL MEXICO		940,293
TOTAL COMMON STOCKS (Cost $6,652,917)		5,063,107
Sovereign Loan Participations - 0.8%
Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algeria - 0.5%
Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.875% 9/4/06 (h)	-	$ 138,584	$ 127,497
Series 1 - Salomon Brothers 2.875% 9/4/06 (h)	-	130,500	120,060
Series 3 - Credit Suisse First Boston 2.875% 3/4/10 (h)	-	276,020	247,038
TOTAL ALGERIA			494,595
Morocco - 0.3%
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.75% 1/1/09 (h)	Ba1	273,929	243,796
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $741,114)			738,391
Money Market Funds - 9.3%
Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $8,956,833)	8,956,833	8,956,833
Purchased Options - 0.0%
Expiration Date Strike Price		Underlying Face Amount
Venezuela - 0.0%
Salomon Brothers International, Ltd. Call Option on $1,410,000 notional amount of Venezuelan Republic 9.25% 9/15/27	July 2002/ $67.15	$ 1,053,975	4,935
Salomon Brothers International, Ltd. Call Option on $6,000,000 notional amount of Venezuelan Republic Brady debt conversion bond 2.875% 12/18/07	July 2002/ $81.38	4,485,000	3,143
TOTAL PURCHASED OPTIONS (Cost $102,379)			8,078
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $98,029,599)	95,750,643
NET OTHER ASSETS - 0.3%	279,785
NET ASSETS - 100%	$ 96,030,428
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
FRF	-	French franc
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,568,807 or 14.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	3.3%
Baa	24.2%
Ba	30.1%
B	16.4%
Caa, Ca, C	7.3%
D	0.0%
Not Rated	4.0%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Purchases and sales of securities, other than short-term securities, aggregated $124,790,561 and $107,816,304, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $738,391 or 0.8% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $97,474,344. Net unrealized depreciation aggregated $1,723,701, of which $7,709,260 related to appreciated investment securities and $9,432,961 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $17,945,000 of which $12,498,000, $3,940,000 and $1,507,000 will expire on December 31, 2006, 2007 and 2009, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $2,786,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $98,029,599) - See accompanying schedule		$ 95,750,643
Cash		301,001
Receivable for investments sold		290,006
Receivable for fund shares sold		334,591
Dividends receivable		78,278
Interest receivable		1,767,619
Other receivables		8,469
Total assets		98,530,607
Liabilities
Payable for investments purchased	$ 1,921,151
Payable for fund shares redeemed	363,535
Distributions payable	74,227
Accrued management fee	55,144
Distribution fees payable	32,424
Other payables and accrued expenses	53,698
Total liabilities		2,500,179
Net Assets		$ 96,030,428
Net Assets consist of:
Paid in capital		$ 116,779,312
Undistributed net investment income		1,711,376
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,180,160)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,280,100)
Net Assets		$ 96,030,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,950,215 ÷ 1,295,697 shares)	$ 9.22
Maximum offering price per share (100/95.25 of $9.22)	$ 9.68
Class T: Net Asset Value and redemption price per share ($50,005,346 ÷ 5,429,023 shares)	$ 9.21
Maximum offering price per share (100/96.50 of $9.21)	$ 9.54
Class B: Net Asset Value and offering price per share ($20,685,533 ÷ 2,230,546 shares) A	$ 9.27
Class C: Net Asset Value and offering price per share ($5,386,826 ÷ 582,106 shares) A	$ 9.25
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,002,508 ÷ 874,305 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 123,869
Interest		4,101,928
		4,225,797
Less foreign taxes withheld		(10,071)
Total income		4,215,726
Expenses
Management fee	$ 314,535
Transfer agent fees	124,518
Distribution fees	180,301
Accounting fees and expenses	31,707
Non-interested trustees' compensation	150
Custodian fees and expenses	19,380
Registration fees	48,456
Audit	25,097
Legal	7,733
Miscellaneous	2,636
Total expenses before reductions	754,513
Expense reductions	(7,054)	747,459
Net investment income (loss)		3,468,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	812,807
Foreign currency transactions	(7,736)
Total net realized gain (loss)		805,071
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,937,817)
Assets and liabilities in foreign currencies	224
Total change in net unrealized appreciation (depreciation)		(3,937,593)
Net gain (loss)		(3,132,522)
Net increase (decrease) in net assets resulting from operations		$ 335,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,468,267	$ 9,334,851
Net realized gain (loss)	805,071	(4,638,426)
Change in net unrealized appreciation (depreciation)	(3,937,593)	(31,619)
Net increase (decrease) in net assets resulting from operations	335,745	4,664,806
Distributions to shareholders from net investment income	(2,845,410)	(8,736,166)
Share transactions - net increase (decrease)	18,025,006	903,240
Total increase (decrease) in net assets	15,515,341	(3,168,120)
Net Assets
Beginning of period	80,515,087	83,683,207
End of period (including undistributed net investment income of $1,711,376 and undistributed net investment income of $1,088,519, respectively)	$ 96,030,428	$ 80,515,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.370	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Income from Investment Operations
Net investment income (loss) E	.373	1.100 G	.899	.821	.943	.953
Net realized and unrealized gain (loss)	(.212)	(.501) G	.391	1.884	(3.275)	.891
Total from investment operations	.161	.599	1.290	2.705	(2.332)	1.844
Distributions from net investment income	(.311)	(1.039)	(.947)	(.805)	(.834)	(.984)
Distributions in excess of net investment income	-	-	(.213)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.174)	-
Total distributions	(.311)	(1.039)	(1.160)	(.805)	(1.008)	(2.444)
Net asset value, end of period	$ 9.220	$ 9.370	$ 9.810	$ 9.680	$ 7.780	$ 11.120
Total Return B, C, D	1.60%	6.35%	13.69%	36.35%	(21.94)%	16.52%
Ratios to Average Net Assets F
Expenses before expense reductions	1.40% A	1.45%	1.41%	1.46%	1.72%	3.47%
Expenses net of voluntary waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.40%	1.39%	1.40%	1.39%	1.38%
Net investment income (loss)	7.76% A	11.39% G	8.98%	9.57%	10.05%	7.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,950	$ 7,601	$ 6,010	$ 2,140	$ 2,829	$ 2,313
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.360	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Income from Investment Operations
Net investment income (loss)E	.369	1.095 G	.899	.815	.975	.877
Net realized and unrealized gain (loss)	(.213)	(.506) G	.385	1.886	(3.319)	.961
Total from investment operations	.156	.589	1.284	2.701	(2.344)	1.838
Distributions from net investment income	(.306)	(1.029)	(.942)	(.801)	(.824)	(.978)
Distributions in excess of net investment income	-	-	(.212)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.172)	-
Total distributions	(.306)	(1.029)	(1.154)	(.801)	(.996)	(2.438)
Net asset value, end of period	$ 9.210	$ 9.360	$ 9.800	$ 9.670	$ 7.770	$ 11.110
Total Return B, C, D	1.55%	6.25%	13.64%	36.34%	(22.07)%	16.47%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.50%A	1.53%	1.46%	1.42%	1.50%	1.47%
Expenses net of voluntary waivers, if any	1.50%A	1.50%	1.46%	1.42%	1.50%	1.47%
Expenses net of all reductions	1.49%A	1.50%	1.45%	1.42%	1.48%	1.45%
Net investment income (loss)	7.66%A	11.29% G	8.92%	9.54%	9.96%	7.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,005	$ 46,740	$ 49,125	$ 55,715	$ 53,643	$ 93,228
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.420	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Income from Investment Operations
Net investment income (loss) E	.338	1.039 G	.835	.761	.907	.806
Net realized and unrealized gain (loss)	(.214)	(.504) G	.383	1.904	(3.334)	.956
Total from investment operations	.124	.535	1.218	2.665	(2.427)	1.762
Distributions from net investment income	(.274)	(.965)	(.888)	(.745)	(.772)	(.892)
Distributions in excess of net investment income	-	-	(.200)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.161)	-
Total distributions	(.274)	(.965)	(1.088)	(.745)	(.933)	(2.352)
Net asset value, end of period	$ 9.270	$ 9.420	$ 9.850	$ 9.720	$ 7.800	$ 11.160
Total Return B, C, D	1.20%	5.62%	12.83%	35.58%	(22.66)%	15.70%
Ratios to Average Net Assets F
Expenses before expense reductions	2.15% A	2.22%	2.14%	2.10%	2.21%	2.15%
Expenses net of voluntary waivers, if any	2.15% A	2.15%	2.14%	2.10%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.15%	2.12%	2.10%	2.13%	2.13%
Net investment income (loss)	6.99% A	10.64% G	8.25%	8.86%	9.36%	6.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,686	$ 15,736	$ 18,637	$ 19,054	$ 16,703	$ 23,576
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 F
Net asset value, beginning of period	$ 9.400	$ 9.840	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income (loss) E	.332	1.025 H	.821	.750	.792	.154
Net realized and unrealized gain (loss)	(.213)	(.509) H	.395	1.893	(3.191)	.322
Total from investment operations	.119	.516	1.216	2.643	(2.399)	.476
Distributions from net investment income	(.269)	(.956)	(.878)	(.733)	(.762)	(.286)
Distributions in excess of net investment income	-	-	(.198)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.270)
Distributions from return of capital	-	-	-	-	(.159)	-
Total distributions	(.269)	(.956)	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 9.250	$ 9.400	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return B, C, D	1.15%	5.43%	12.84%	35.31%	(22.47)%	4.16%
Ratios to Average Net Assets G
Expenses before expense reductions	2.28% A	2.32%	2.25%	2.23%	4.84%	132.60% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.23%	2.25%	2.25% A
Expenses net of all reductions	2.24% A	2.25%	2.24%	2.23%	2.23%	2.25% A
Net investment income (loss)	6.89% A	10.54% H	8.13%	8.73%	9.30%	9.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,387	$ 3,411	$ 3,157	$ 2,402	$ 964	$ 66
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.300	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Income from Investment Operations
Net investment income (loss) D	.384	1.118 F	.928	.837	.931	.860
Net realized and unrealized gain (loss)	(.210)	(.507) F	.392	1.868	(3.229)	1.008
Total from investment operations	.174	.611	1.320	2.705	(2.298)	1.868
Distributions from net investment income	(.324)	(1.061)	(.972)	(.825)	(.846)	(.998)
Distributions in excess of net investment income	-	-	(.218)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.176)	-
Total distributions	(.324)	(1.061)	(1.190)	(.825)	(1.022)	(2.458)
Net asset value, end of period	$ 9.150	$ 9.300	$ 9.750	$ 9.620	$ 7.740	$ 11.060
Total Return B, C	1.74%	6.53%	14.11%	36.59%	(21.75)%	16.84%
Ratios to Average Net Assets E
Expenses before expense reductions	1.14% A	1.17%	1.12%	1.14%	2.30%	1.57%
Expenses net of voluntary waivers, if any	1.14% A	1.17%	1.12%	1.14%	1.25%	1.25%
Expenses net of all reductions	1.13% A	1.17%	1.11%	1.13%	1.24%	1.23%
Net investment income (loss)	8.02% A	11.62% F	9.27%	9.83%	10.02%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,003	$ 7,028	$ 6,754	$ 5,778	$ 1,434	$ 1,320
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments, which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Options - continued

on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..68% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 7,835	$ 45
Class T	0%	.25%	63,327	744
Class B	.65%	.25%	85,770	62,087
Class C	.75%	.25%	23,369	8,319
			$ 180,301	$ 71,195

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 16,515	$ 9,064
Class T	19,883	7,467
Class B	29,470	29,470*
Class C	376	376*
	$ 66,244	$ 46,377

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 14,349	.28*
Class T	68,798	.27*
Class B	27,625	.29*
Class C	7,351	.32*
Institutional Class	6,395	.16*
	$ 124,518

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $48,561 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.15%	$ 414
Class C	2.25%	568
		$ 982

Certain security trades were directed to brokers who paid $2,828 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,244.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2002	Year ended December 31, 2001
From net investment income
Class A	$ 329,811	$ 811,674
Class T	1,593,607	5,161,616
Class B	530,955	1,691,510
Class C	126,922	322,340
Institutional Class	264,115	749,026
Total	$ 2,845,410	$ 8,736,166

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Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2002	Year ended December 31, 2001	Six months ended June 30, 2002	Year ended December 31, 2001
Class A
Shares sold	565,182	428,785	$ 5,510,830	$ 4,193,098
Reinvestment of distributions	26,636	73,857	258,283	708,876
Shares redeemed	(107,409)	(304,198)	(1,038,452)	(2,921,547)
Net increase (decrease)	484,409	198,444	$ 4,730,661	$ 1,980,427
Class T
Shares sold	1,530,744	1,869,282	$ 15,049,275	$ 18,349,145
Reinvestment of distributions	142,209	460,399	1,377,597	4,422,496
Shares redeemed	(1,239,397)	(2,348,252)	(11,977,337)	(22,751,434)
Net increase (decrease)	433,556	(18,571)	$ 4,449,535	$ 20,207
Class B
Shares sold	816,411	622,591	$ 8,024,365	$ 6,152,786
Reinvestment of distributions	41,976	134,602	409,304	1,301,581
Shares redeemed	(298,390)	(978,625)	(2,918,670)	(9,560,038)
Net increase (decrease)	559,997	(221,432)	$ 5,514,999	$ (2,105,671)
Class C
Shares sold	255,349	127,398	$ 2,491,662	$ 1,243,203
Reinvestment of distributions	10,090	26,651	98,188	256,539
Shares redeemed	(46,192)	(112,113)	(441,597)	(1,094,824)
Net increase (decrease)	219,247	41,936	$ 2,148,253	$ 404,918
Institutional Class
Shares sold	306,782	136,939	$ 2,983,887	$ 1,319,442
Reinvestment of distributions	24,276	73,053	233,823	697,017
Shares redeemed	(212,357)	(147,257)	(2,036,152)	(1,413,100)
Net increase (decrease)	118,701	62,735	$ 1,181,558	$ 603,359

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

EMI-SANN-0802 157803
1.705745.104

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2002

(2_fidelity_logos)

(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

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Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Emerging Markets Income - Inst CL	1.74%	1.34%	36.47%	137.71%
JP EMBI Global	0.91%	-3.34%	30.70%	122.10%
Emerging Markets Debt Funds Average	0.44%	5.21%	15.56%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past six month average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	1.34%	6.42%	10.98%
JP EMBI Global	-3.34%	5.50%	10.08%
Emerging Markets Debt Funds Average	5.21%	2.73%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

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Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $23,771 - a 137.71% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the same JP EMBI Global would have grown to $22,210 - a 122.10% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	3.35%	11.15%	12.76%	12.30%	8.27%	8.54%
Capital returns	-1.61%	-4.62%	1.35%	24.29%	-30.02%	8.30%
Total returns	1.74%	6.53%	14.11%	36.59%	-21.75%	16.84%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.03¢	32.41¢	92.05¢
Annualized dividend rate	6.56%	6.77%	9.67%
30-day annualized yield	7.50%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.32 over the past one month, $9.65 over the past six months, and $9.52 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For most of the six-month period ending June 30, 2002, emerging markets offered solid absolute and relative performance, as signs of a global economic recovery and low interest rates in developed countries drove investors to seek higher yields in emerging-markets debt. To illustrate, through the first five months of the six-month period, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - which measures the performance of more than 30 emerging-markets countries, was up 6.27%. Unfortunately, nearly all of that gain was wiped out in June, when the index plunged 5.04%, leaving the EMBI Global with a return of 0.91% for the overall six-month period. June's downfall was primarily due to the erosion in investor sentiment toward higher-risk assets, largely a result of the corporate governance scandals in the U.S. Russia continued to be one of the best emerging-markets performers. The country's recent political and economic reforms progressed well, and its oil exports helped boost the nation's financial reserves. Venezuela, another significant oil exporter, also benefited from the rising prices of the commodity. Two other Latin American nations didn't fare as well. Argentina continued to be plagued by financial and political instability, while Brazil was hampered by the potential for a spread of Argentina's contagion and by uncertainty surrounding Brazil's upcoming presidential election.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the six months that ended June 30, 2002, the fund's Institutional Class shares gained 1.74%. The J.P. Morgan Emerging Markets Bond Index Global returned 0.91%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 0.44% for the same time period. For the 12-month period that ended June 30, 2002, the fund's Institutional Class shares returned 1.34%. Meanwhile, the J.P. Morgan index declined 3.34% and the Lipper average returned 5.21%.

Q. What helped the fund outperform its benchmarks during the past six months?

A. The fund benefited from its overweighted position in Russia relative to its J.P. Morgan benchmark. Security selection in Russian corporate bonds was also favorable. Positive dynamics within the country included President Putin's economic and government reforms being on track, higher oil prices and a current account surplus driven by rising petroleum exports. In addition, we saw the country re-engaging with the West by joining post-September 11 anti-terrorism efforts and getting debt relief from Germany. Lastly, the weaker ruble helped to revitalize Russian industry, making exports cheaper and imports more expensive.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other investments or positioning helped the fund outperform?

A. The fund's overweighted position in investment-grade-rated South Africa also helped performance. The overweighting stemmed from my perception that South Africa's securities became undervalued after its currency suffered an almost 70% drop in value. A small position in securities denominated in South African currency - the rand - also contributed to performance. The fund's underweighted exposure to Turkey was another positive factor. The country's political instability, large funding needs and potential for default contributed to the underweighting. Opportunistic positioning in Venezuelan securities helped performance as well. Venezuelan securities seesawed between optimism about high oil prices for its exports in the first part of the period and pessimism about its growing political instability in the latter portion. The fund's overweighted position in Ivory Coast securities rose in value on optimism regarding possible completion of the country's debt restructuring.

Q. What detracted from fund performance?

A. Brazil was the largest detractor from relative performance. Investors became concerned that the October presidential election might result in the election of a leftist candidate, which bred uncertainty about the future direction of Brazil's economic policy. An underweighting in Mexico also hurt. The portfolio was underweighted on the expectation that close ties to the U.S. economy might strain Mexican asset prices. However, as investors repositioned amid negative market sentiment into what they perceived to be less volatile countries, Mexico outperformed the rest of the market.

Q. Were there any significant shifts in the fund's positioning?

A. The most noteworthy change in the period was the fund's position in Brazil going from overweighted to underweighted. As a reference, the fund ended the period with approximately 12% in Brazil, versus more than 16% for the benchmark. I also sold the entire Turkey position from a market weight level, while making South Africa an overweighted position in the fund after not being in the portfolio at the beginning of the period.

Q. John, what's your outlook?

A. Emerging markets in general are facing adverse global financial conditions, manifested by the low interest rate global environment we are facing. Low interest rates are a sign of economic problems, not a signal for everyone to borrow more. As a result, we have seen a flight to quality. In the emerging markets, this has meant investors have turned to investment-grade credits, primarily in Asia. Going forward, the markets will be challenged by political uncertainty in several countries. We will need to get through the presidential election cycle in key countries such as Brazil and Ecuador, and possibly a new government in Turkey. The focus for emerging-markets countries will be on fiscal policy. Many countries, particularly in Latin America, have been unable to slow their rising debt burdens. Without the flexibility to ease fiscal policy, countries will find it increasingly difficult to stimulate their economies in a manner sufficient to service their debt.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of June 30, 2002, more than $96 million

Manager: John Carlson, since 1995; joined Fidelity in 1995

3

John Carlson on winners and losers:

"I have referred in the past to winners and losers in emerging markets. The benefits to winners are large and include flexibility in fiscal and monetary policy, stable foreign direct investment flows, the ability to issue debt at relatively low spreads and the achievement of ever-higher levels of per capita income. Conversely, countries falling into the losers' category will face rising borrowing costs, a dearth of foreign investment and a lack of flexibility in the policy arena.

"The current environment facing emerging-markets debtors provides ample opportunity for countries to place themselves firmly into one of these camps. In the winner's camp are countries such as South Korea, which has undertaken corporate reforms and made significant progress in cleansing its banking sector of bad debts since the Asian crisis of 1997. This enabled its government to use fiscal and monetary policy to stimulate the domestic economy even as world economic growth slowed in 2000 and 2001.

"Other countries are at a critical juncture. Some have failed to capitalize on their commodity wealth, and some have failed to adopt market-oriented policies. Still others lack political stability. The results are a lack of investors' willingness to lend, subpar growth and outsized susceptibility to external market forces."

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	19.6	18.0
Mexico	16.7	18.2
Brazil	11.3	19.4
Philippines	4.9	4.7
Malaysia	4.4	0.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	17.2	17.0
United Mexican States	12.3	12.3
Brazilian Federative Republic	8.3	12.8
Philippine Republic	4.3	4.4
South African Republic	3.1	0.0
	45.2
Asset Allocation (% of fund's net assets)
As of June 30, 2002	As of December 31, 2001
Corporate Bonds 13.9%	Corporate Bonds 12.4%
Government Obligations 70.4%	Government Obligations 70.1%
Stocks 5.3%	Stocks 6.1%
Other Investments 0.8%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 10.2%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.9%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 2.0%
Korea (South) - 0.9%
Korea Deposit Insurance Corp. 2.5% 12/11/05 (g)	A3		$ 800,000	$ 840,000
Russia - 1.1%
Lukinter Finance BV 1% 11/3/03 (g)	B+		750,000	1,057,500
TOTAL CONVERTIBLE BONDS				1,897,500
Nonconvertible Bonds - 11.9%
Argentina - 0.6%
Mastellone Hermanos SA yankee 11.75% 4/1/08 (d)	Ca		240,000	48,000
Perez Companc SA:
8.125% 7/15/07 (Reg. S)	Ca		500,000	250,000
9% 1/30/04 (Reg. S)	Ca		25,000	14,500
YPF Sociedad Anonima 7.75% 8/27/07	B1		370,000	227,550
TOTAL ARGENTINA				540,050
Bermuda - 0.7%
APP China Group Ltd.:
14% 3/15/10 (d)(g)	Ca		1,125,000	247,500
14% 3/15/10 (Reg. S) (d)	Ca		2,040,000	448,800
TOTAL BERMUDA				696,300
Canada - 0.8%
Hurricane Hydrocarbons 12% 8/4/06	B1		740,000	736,300
Indonesia - 0.2%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(g)	Ca		1,235,000	120,413
0% 7/5/03 (Reg. S) (d)	Ca		445,000	43,388
TOTAL INDONESIA				163,801
Korea (South) - 0.7%
Kia Motors Corp. 9.375% 7/11/06 (g)	Ba3		195,000	218,426
Korea Development Bank 5.25% 11/16/06	A3		500,000	505,625
TOTAL KOREA (SOUTH)				724,051
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Luxembourg - 0.4%
Millicom International Cellular SA 13.5% 6/1/06	Caa1		$ 300,000	$ 105,000
PTC International Finance II SA euro 11.25% 12/1/09	B2	EUR	260,000	252,532
TOTAL LUXEMBOURG				357,532
Malaysia - 2.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)	Baa1		250,000	240,781
7.75% 8/15/15 (Reg. S)	Baa1		650,000	690,219
Petronas Capital Ltd. 6.375% 5/22/09 (g)	Baa1	EUR	1,660,000	1,649,339
TOTAL MALAYSIA				2,580,339
Mauritius - 0.2%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		705,000	176,250
Mexico - 3.4%
Alestra SA de RL de CV:
12.625% 5/15/09	Caa1		280,000	78,400
yankee 12.125% 5/15/06	Caa1		210,000	58,800
Innova S. de R.L. yankee 12.875% 4/1/07	B3		120,000	94,800
Pemex Project Funding Master Trust 8.5% 2/15/08	Baa1		430,000	446,125
Petroleos Mexicanos 9.25% 3/30/18	Baa1		1,650,000	1,687,125
TFM SA de CV 11.75% 6/15/09	B1		335,000	315,738
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		255,000	246,075
yankee 10.5% 2/15/07	B1		5,000	4,825
Vicap SA de CV yankee 11.375% 5/15/07	B1		445,000	388,263
TOTAL MEXICO				3,320,151
Netherlands - 1.2%
Cellco Finance NV yankee 12.75% 8/1/05	Caa1		520,000	439,400
J.P. Morgan AG loan participation note 10.45% 4/26/05 (g)	B3		740,000	695,600
TOTAL NETHERLANDS				1,135,000
Philippines - 0.4%
Salomon Smith Barney Holdings, Inc. Philippines Currency Indexed Credit-Linked Note 0% 5/17/04 (g)	-		422,000	349,922
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Russia - 0.1%
OAO Gazprom 9.125% 4/25/07	B+		$ 150,000	$ 145,875
Tunisia - 0.4%
Banque Centrale de Tunisie 7.375% 4/25/12	Baa3		440,000	427,900
United States of America - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26	B3		150,000	144,375
TOTAL NONCONVERTIBLE BONDS				11,497,846
TOTAL CORPORATE BONDS (Cost $14,712,060)				13,395,346
Government Obligations - 70.4%

Argentina - 2.0%
Argentinian Republic:
BOCON 0% 4/1/07 (d)(h)	Ca		436,116	24,800
Brady:
floating rate bond 3.25% 3/31/05 (d)(h)	Ca		1,582,000	284,760
par L-GP 6% 3/31/23 (d)	Ca		1,675,000	720,250
7% 12/19/08 (d)(f)	Ca		3,305,000	611,425
9.75% 9/19/27 (d)	Ca		1,370,000	219,200
11.375% 1/30/17 (d)	Ca		150,000	27,000
11.75% 4/7/09 (d)	Ca		145,000	26,100
TOTAL ARGENTINA				1,913,535
Brazil - 8.3%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		3,374,064	2,138,313
debt conversion bond 3.125% 4/15/12 (h)	B1		3,695,000	1,967,588
8.875% 4/15/24	B1		7,370,000	3,629,725
11% 8/17/40	B1		365,000	208,050
TOTAL BRAZIL				7,943,676
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Bulgaria - 1.4%
Bulgarian Republic:
Brady discount A 2.8125% 7/28/24 (h)	B1		$ 915,000	$ 818,925
8.25% 1/15/15 (g)	B1		515,000	511,138
TOTAL BULGARIA				1,330,063
Chile - 1.1%
Chilean Republic:
5.625% 7/23/07	Baa1		515,000	507,275
7.125% 1/11/12	Baa1		560,000	565,600
TOTAL CHILE				1,072,875
Colombia - 3.0%
Colombian Republic:
9.75% 4/9/11	Baa1		496,725	509,143
10% 1/23/12	Ba2		980,000	926,100
11.75% 2/25/20	Ba2		1,464,000	1,434,720
TOTAL COLOMBIA				2,869,963
Dominican Republic - 0.5%
Dominican Republic 9.5% 9/27/06 (Reg. S)	Ba2		470,000	495,850
Ecuador - 3.0%
Ecuador Republic:
5% 8/15/30 (f)(g)	Caa2		1,206,000	621,090
5% 8/15/30 (Reg. S) (f)	Caa2		1,275,000	656,625
12% 11/15/12 (g)	Caa2		764,000	545,305
12% 11/15/12 (Reg. S)	Caa2		1,525,000	1,088,469
TOTAL ECUADOR				2,911,489
Egypt - 0.7%
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		720,000	694,800
Guatemala - 0.3%
Guatemalan Republic 10.25% 11/8/11 (g)	Ba2		225,000	255,938
Ivory Coast - 1.2%
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(f)	-	FRF	4,230,000	121,433
past due interest 2% 3/29/18 (Reg. S) (d)(h)	-		2,261,000	508,725
FLIRB 2% 3/30/18 (Reg. S) (d)(h)	-		2,475,000	476,438
TOTAL IVORY COAST				1,106,596
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Jamaica - 0.5%
Jamaican Government:
11.75% 5/15/11 (g)	Ba3		$ 405,000	$ 477,900
11.75% 5/15/11 (Reg. S)	Ba3		20,000	23,600
TOTAL JAMAICA				501,500
Korea (South) - 1.7%
Korean Republic 8.875% 4/15/08	A3		1,345,000	1,587,941
Malaysia - 1.7%
Malaysian Government:
0% 7/3/07 (g)(h)	Baa2		655,000	654,345
7.5% 7/15/11	Baa2		950,000	1,009,375
TOTAL MALAYSIA				1,663,720
Mexico - 12.3%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa2		410,000	388,475
par B 6.25% 12/31/19	Baa2		2,060,000	1,951,850
value recovery:
rights 6/30/04 (i)	-		2,470,000	5,928
rights 6/30/05 (i)	-		2,470,000	25
rights 6/30/06 (i)	-		2,470,000	25
7.5% 1/14/12	Baa2		1,745,000	1,725,369
8.3% 8/15/31	Baa2		1,290,000	1,256,138
9.875% 2/1/10	Baa2		920,000	1,034,080
10.375% 2/17/09	Baa2		915,000	1,047,675
11.375% 9/15/16	Baa2		2,619,000	3,247,560
11.5% 5/15/26	Baa2		900,000	1,141,875
TOTAL MEXICO				11,799,000
Nigeria - 1.9%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,250,000	826,563
promissory note 5.092% 1/5/10	-		1,355,960	1,011,227
warrants 11/15/20 (a)(i)	-		1,250	0
TOTAL NIGERIA				1,837,790
Pakistan - 0.4%
Pakistani Republic 10% 12/13/05 (Reg. S)	B3		345,000	343,275
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Panama - 1.7%
Panamanian Republic:
8.25% 4/22/08	Ba1		$ 710,000	$ 681,600
9.625% 2/8/11	Ba1		1,010,000	979,700
TOTAL PANAMA				1,661,300
Philippines - 4.5%
Bangko Sentral Pilipinas:
8.6% 6/15/27	Ba1		70,000	58,100
yankee 8.6% 6/15/27	Ba1		120,000	99,600
Philippine Republic:
8.375% 3/12/09	Ba1		470,000	468,825
8.875% 4/15/08	Ba1		485,000	506,825
9.875% 1/15/19	Ba1		1,365,000	1,351,350
10.625% 3/16/25	Ba1		1,820,000	1,879,150
TOTAL PHILIPPINES				4,363,850
Poland - 0.3%
Polish Government 0% 4/21/03	A2	PLN	1,150,000	265,129
Russia - 18.4%
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Caa3		198,589	180,716
Russian Federation:
5% 3/31/30 (f)(g)	Ba3		6,335,000	4,410,738
5% 3/31/30 (Reg. S) (f)	Ba3		4,340,000	3,021,725
8.25% 3/31/10 (g)	Ba3		920,557	913,653
8.25% 3/31/10 (Reg. S)	Ba3		2,190,000	2,173,575
11% 7/24/18 (Reg. S)	Ba3		1,942,000	2,092,505
12.75% 6/24/28 (Reg. S)	Ba3		2,144,000	2,583,520
euro 10% 6/26/07	Ba3		1,284,000	1,367,460
Russian Federation Ministry of Finance Series V, 3% 5/14/08	Ba3		1,415,000	958,663
TOTAL RUSSIA				17,702,555
South Africa - 3.1%
South African Republic:
7.375% 4/25/12	Baa2		515,000	509,206
9.125% 5/19/09	Baa2		1,085,000	1,217,913
yankee 8.5% 6/23/17	Baa2		1,180,000	1,239,000
TOTAL SOUTH AFRICA				2,966,119
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Uruguay - 0.3%
Uruguay Republic:
7.875% 3/25/09	Ba2		$ 300,000	$ 174,000
7.875% 7/15/27	Ba2		140,000	77,000
TOTAL URUGUAY				251,000
Venezuela - 2.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)	-		4,005	0
euro Brady:
debt conversion bond 2.875% 12/18/07 (h)	B2		785,700	587,311
par W-A 6.75% 3/31/20	B2		1,585,000	1,192,713
par W-B 6.75% 3/31/20	B2		360,000	270,900
TOTAL VENEZUELA				2,050,924
TOTAL GOVERNMENT OBLIGATIONS (Cost $66,864,296)				67,588,888
Common Stocks - 5.3%
	Shares
Brazil - 3.0%
Telebras sponsored ADR (pfd holder)	127,500	2,891,700
Hong Kong - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	15,200	222,224
Korea (South) - 1.1%
KT Corp. sponsored ADR	46,600	1,008,890
Mexico - 1.0%
Cemex SA de CV ADR (a)	1,368	3,557
Telefonos de Mexico SA de CV sponsored ADR	29,200	936,736
TOTAL MEXICO		940,293
TOTAL COMMON STOCKS (Cost $6,652,917)		5,063,107
Sovereign Loan Participations - 0.8%
Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algeria - 0.5%
Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.875% 9/4/06 (h)	-	$ 138,584	$ 127,497
Series 1 - Salomon Brothers 2.875% 9/4/06 (h)	-	130,500	120,060
Series 3 - Credit Suisse First Boston 2.875% 3/4/10 (h)	-	276,020	247,038
TOTAL ALGERIA			494,595
Morocco - 0.3%
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.75% 1/1/09 (h)	Ba1	273,929	243,796
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $741,114)			738,391
Money Market Funds - 9.3%
Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $8,956,833)	8,956,833	8,956,833
Purchased Options - 0.0%
Expiration Date Strike Price		Underlying Face Amount
Venezuela - 0.0%
Salomon Brothers International, Ltd. Call Option on $1,410,000 notional amount of Venezuelan Republic 9.25% 9/15/27	July 2002/ $67.15	$ 1,053,975	4,935
Salomon Brothers International, Ltd. Call Option on $6,000,000 notional amount of Venezuelan Republic Brady debt conversion bond 2.875% 12/18/07	July 2002/ $81.38	4,485,000	3,143
TOTAL PURCHASED OPTIONS (Cost $102,379)			8,078
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $98,029,599)	95,750,643
NET OTHER ASSETS - 0.3%	279,785
NET ASSETS - 100%	$ 96,030,428
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
FRF	-	French franc
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,568,807 or 14.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	3.3%
Baa	24.2%
Ba	30.1%
B	16.4%
Caa, Ca, C	7.3%
D	0.0%
Not Rated	4.0%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Purchases and sales of securities, other than short-term securities, aggregated $124,790,561 and $107,816,304, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $738,391 or 0.8% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $97,474,344. Net unrealized depreciation aggregated $1,723,701, of which $7,709,260 related to appreciated investment securities and $9,432,961 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $17,945,000 of which $12,498,000, $3,940,000 and $1,507,000 will expire on December 31, 2006, 2007 and 2009, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $2,786,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $98,029,599) - See accompanying schedule		$ 95,750,643
Cash		301,001
Receivable for investments sold		290,006
Receivable for fund shares sold		334,591
Dividends receivable		78,278
Interest receivable		1,767,619
Other receivables		8,469
Total assets		98,530,607
Liabilities
Payable for investments purchased	$ 1,921,151
Payable for fund shares redeemed	363,535
Distributions payable	74,227
Accrued management fee	55,144
Distribution fees payable	32,424
Other payables and accrued expenses	53,698
Total liabilities		2,500,179
Net Assets		$ 96,030,428
Net Assets consist of:
Paid in capital		$ 116,779,312
Undistributed net investment income		1,711,376
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,180,160)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,280,100)
Net Assets		$ 96,030,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,950,215 ÷ 1,295,697 shares)	$ 9.22
Maximum offering price per share (100/95.25 of $9.22)	$ 9.68
Class T: Net Asset Value and redemption price per share ($50,005,346 ÷ 5,429,023 shares)	$ 9.21
Maximum offering price per share (100/96.50 of $9.21)	$ 9.54
Class B: Net Asset Value and offering price per share ($20,685,533 ÷ 2,230,546 shares) A	$ 9.27
Class C: Net Asset Value and offering price per share ($5,386,826 ÷ 582,106 shares) A	$ 9.25
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,002,508 ÷ 874,305 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 123,869
Interest		4,101,928
		4,225,797
Less foreign taxes withheld		(10,071)
Total income		4,215,726
Expenses
Management fee	$ 314,535
Transfer agent fees	124,518
Distribution fees	180,301
Accounting fees and expenses	31,707
Non-interested trustees' compensation	150
Custodian fees and expenses	19,380
Registration fees	48,456
Audit	25,097
Legal	7,733
Miscellaneous	2,636
Total expenses before reductions	754,513
Expense reductions	(7,054)	747,459
Net investment income (loss)		3,468,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	812,807
Foreign currency transactions	(7,736)
Total net realized gain (loss)		805,071
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,937,817)
Assets and liabilities in foreign currencies	224
Total change in net unrealized appreciation (depreciation)		(3,937,593)
Net gain (loss)		(3,132,522)
Net increase (decrease) in net assets resulting from operations		$ 335,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,468,267	$ 9,334,851
Net realized gain (loss)	805,071	(4,638,426)
Change in net unrealized appreciation (depreciation)	(3,937,593)	(31,619)
Net increase (decrease) in net assets resulting from operations	335,745	4,664,806
Distributions to shareholders from net investment income	(2,845,410)	(8,736,166)
Share transactions - net increase (decrease)	18,025,006	903,240
Total increase (decrease) in net assets	15,515,341	(3,168,120)
Net Assets
Beginning of period	80,515,087	83,683,207
End of period (including undistributed net investment income of $1,711,376 and undistributed net investment income of $1,088,519, respectively)	$ 96,030,428	$ 80,515,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.370	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Income from Investment Operations
Net investment income (loss) E	.373	1.100 G	.899	.821	.943	.953
Net realized and unrealized gain (loss)	(.212)	(.501) G	.391	1.884	(3.275)	.891
Total from investment operations	.161	.599	1.290	2.705	(2.332)	1.844
Distributions from net investment income	(.311)	(1.039)	(.947)	(.805)	(.834)	(.984)
Distributions in excess of net investment income	-	-	(.213)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.174)	-
Total distributions	(.311)	(1.039)	(1.160)	(.805)	(1.008)	(2.444)
Net asset value, end of period	$ 9.220	$ 9.370	$ 9.810	$ 9.680	$ 7.780	$ 11.120
Total Return B, C, D	1.60%	6.35%	13.69%	36.35%	(21.94)%	16.52%
Ratios to Average Net Assets F
Expenses before expense reductions	1.40% A	1.45%	1.41%	1.46%	1.72%	3.47%
Expenses net of voluntary waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.40%	1.39%	1.40%	1.39%	1.38%
Net investment income (loss)	7.76% A	11.39% G	8.98%	9.57%	10.05%	7.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,950	$ 7,601	$ 6,010	$ 2,140	$ 2,829	$ 2,313
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.360	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Income from Investment Operations
Net investment income (loss)E	.369	1.095 G	.899	.815	.975	.877
Net realized and unrealized gain (loss)	(.213)	(.506) G	.385	1.886	(3.319)	.961
Total from investment operations	.156	.589	1.284	2.701	(2.344)	1.838
Distributions from net investment income	(.306)	(1.029)	(.942)	(.801)	(.824)	(.978)
Distributions in excess of net investment income	-	-	(.212)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.172)	-
Total distributions	(.306)	(1.029)	(1.154)	(.801)	(.996)	(2.438)
Net asset value, end of period	$ 9.210	$ 9.360	$ 9.800	$ 9.670	$ 7.770	$ 11.110
Total Return B, C, D	1.55%	6.25%	13.64%	36.34%	(22.07)%	16.47%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.50%A	1.53%	1.46%	1.42%	1.50%	1.47%
Expenses net of voluntary waivers, if any	1.50%A	1.50%	1.46%	1.42%	1.50%	1.47%
Expenses net of all reductions	1.49%A	1.50%	1.45%	1.42%	1.48%	1.45%
Net investment income (loss)	7.66%A	11.29% G	8.92%	9.54%	9.96%	7.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,005	$ 46,740	$ 49,125	$ 55,715	$ 53,643	$ 93,228
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.420	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Income from Investment Operations
Net investment income (loss) E	.338	1.039 G	.835	.761	.907	.806
Net realized and unrealized gain (loss)	(.214)	(.504) G	.383	1.904	(3.334)	.956
Total from investment operations	.124	.535	1.218	2.665	(2.427)	1.762
Distributions from net investment income	(.274)	(.965)	(.888)	(.745)	(.772)	(.892)
Distributions in excess of net investment income	-	-	(.200)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.161)	-
Total distributions	(.274)	(.965)	(1.088)	(.745)	(.933)	(2.352)
Net asset value, end of period	$ 9.270	$ 9.420	$ 9.850	$ 9.720	$ 7.800	$ 11.160
Total Return B, C, D	1.20%	5.62%	12.83%	35.58%	(22.66)%	15.70%
Ratios to Average Net Assets F
Expenses before expense reductions	2.15% A	2.22%	2.14%	2.10%	2.21%	2.15%
Expenses net of voluntary waivers, if any	2.15% A	2.15%	2.14%	2.10%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.15%	2.12%	2.10%	2.13%	2.13%
Net investment income (loss)	6.99% A	10.64% G	8.25%	8.86%	9.36%	6.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,686	$ 15,736	$ 18,637	$ 19,054	$ 16,703	$ 23,576
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 F
Net asset value, beginning of period	$ 9.400	$ 9.840	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income (loss) E	.332	1.025 H	.821	.750	.792	.154
Net realized and unrealized gain (loss)	(.213)	(.509) H	.395	1.893	(3.191)	.322
Total from investment operations	.119	.516	1.216	2.643	(2.399)	.476
Distributions from net investment income	(.269)	(.956)	(.878)	(.733)	(.762)	(.286)
Distributions in excess of net investment income	-	-	(.198)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.270)
Distributions from return of capital	-	-	-	-	(.159)	-
Total distributions	(.269)	(.956)	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 9.250	$ 9.400	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return B, C, D	1.15%	5.43%	12.84%	35.31%	(22.47)%	4.16%
Ratios to Average Net Assets G
Expenses before expense reductions	2.28% A	2.32%	2.25%	2.23%	4.84%	132.60% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.23%	2.25%	2.25% A
Expenses net of all reductions	2.24% A	2.25%	2.24%	2.23%	2.23%	2.25% A
Net investment income (loss)	6.89% A	10.54% H	8.13%	8.73%	9.30%	9.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,387	$ 3,411	$ 3,157	$ 2,402	$ 964	$ 66
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 9.300	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Income from Investment Operations
Net investment income (loss) D	.384	1.118 F	.928	.837	.931	.860
Net realized and unrealized gain (loss)	(.210)	(.507) F	.392	1.868	(3.229)	1.008
Total from investment operations	.174	.611	1.320	2.705	(2.298)	1.868
Distributions from net investment income	(.324)	(1.061)	(.972)	(.825)	(.846)	(.998)
Distributions in excess of net investment income	-	-	(.218)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(1.460)
Distributions from return of capital	-	-	-	-	(.176)	-
Total distributions	(.324)	(1.061)	(1.190)	(.825)	(1.022)	(2.458)
Net asset value, end of period	$ 9.150	$ 9.300	$ 9.750	$ 9.620	$ 7.740	$ 11.060
Total Return B, C	1.74%	6.53%	14.11%	36.59%	(21.75)%	16.84%
Ratios to Average Net Assets E
Expenses before expense reductions	1.14% A	1.17%	1.12%	1.14%	2.30%	1.57%
Expenses net of voluntary waivers, if any	1.14% A	1.17%	1.12%	1.14%	1.25%	1.25%
Expenses net of all reductions	1.13% A	1.17%	1.11%	1.13%	1.24%	1.23%
Net investment income (loss)	8.02% A	11.62% F	9.27%	9.83%	10.02%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,003	$ 7,028	$ 6,754	$ 5,778	$ 1,434	$ 1,320
Portfolio turnover rate	256% A	271%	293%	275%	514%	660%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments, which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Options - continued

on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..68% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 7,835	$ 45
Class T	0%	.25%	63,327	744
Class B	.65%	.25%	85,770	62,087
Class C	.75%	.25%	23,369	8,319
			$ 180,301	$ 71,195

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 16,515	$ 9,064
Class T	19,883	7,467
Class B	29,470	29,470*
Class C	376	376*
	$ 66,244	$ 46,377

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 14,349	.28*
Class T	68,798	.27*
Class B	27,625	.29*
Class C	7,351	.32*
Institutional Class	6,395	.16*
	$ 124,518

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $48,561 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.15%	$ 414
Class C	2.25%	568
		$ 982

Certain security trades were directed to brokers who paid $2,828 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,244.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2002	Year ended December 31, 2001
From net investment income
Class A	$ 329,811	$ 811,674
Class T	1,593,607	5,161,616
Class B	530,955	1,691,510
Class C	126,922	322,340
Institutional Class	264,115	749,026
Total	$ 2,845,410	$ 8,736,166

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2002	Year ended December 31, 2001	Six months ended June 30, 2002	Year ended December 31, 2001
Class A
Shares sold	565,182	428,785	$ 5,510,830	$ 4,193,098
Reinvestment of distributions	26,636	73,857	258,283	708,876
Shares redeemed	(107,409)	(304,198)	(1,038,452)	(2,921,547)
Net increase (decrease)	484,409	198,444	$ 4,730,661	$ 1,980,427
Class T
Shares sold	1,530,744	1,869,282	$ 15,049,275	$ 18,349,145
Reinvestment of distributions	142,209	460,399	1,377,597	4,422,496
Shares redeemed	(1,239,397)	(2,348,252)	(11,977,337)	(22,751,434)
Net increase (decrease)	433,556	(18,571)	$ 4,449,535	$ 20,207
Class B
Shares sold	816,411	622,591	$ 8,024,365	$ 6,152,786
Reinvestment of distributions	41,976	134,602	409,304	1,301,581
Shares redeemed	(298,390)	(978,625)	(2,918,670)	(9,560,038)
Net increase (decrease)	559,997	(221,432)	$ 5,514,999	$ (2,105,671)
Class C
Shares sold	255,349	127,398	$ 2,491,662	$ 1,243,203
Reinvestment of distributions	10,090	26,651	98,188	256,539
Shares redeemed	(46,192)	(112,113)	(441,597)	(1,094,824)
Net increase (decrease)	219,247	41,936	$ 2,148,253	$ 404,918
Institutional Class
Shares sold	306,782	136,939	$ 2,983,887	$ 1,319,442
Reinvestment of distributions	24,276	73,053	233,823	697,017
Shares redeemed	(212,357)	(147,257)	(2,036,152)	(1,413,100)
Net increase (decrease)	118,701	62,735	$ 1,181,558	$ 603,359

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMII-SANN-0802 157804
1.705746.104